Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit

The components of the income tax benefit are as follows:

(in thousands)	YEARS ENDED DECEMBER 31,
	2010	2011	2012
Current benefit from income taxes:
Federal	$5	$—	$—
State	—	—	—

Total current benefit from income taxes	5	—	—
Deferred (benefit from) provision for income taxes:
Federal	—	—	—
State	—	—	—

Total deferred tax (benefit from) provision for income taxes	—	—	—

Benefit from income taxes	$5	$—	$—

Schedule of Reconciliation of Federal Statutory Income Tax Rate

A reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

(in thousands)	YEARS ENDED DECEMBER 31,
	2010	2011	2012
Federal statutory income tax rate	$(4,577)	$6,899	$(9,658)
Nondeductible stock compensation	197	414	386
Nontaxable equity premiums	(1,374)	(825)	(452)
Deferred tax assets (utilized) not benefitted	5,751	(6,527)	9,750
Other permanent items	(2)	39	(26)

(Benefit) from income taxes	$(5)	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets consist of the following (in thousands):

	YEARS ENDED DECEMBER 31,
	2010	2011	2012
Net operating loss carryforwards	$46,406	$37,905	$48,613
Research and development credit	6,346	5,218	5,372
Reserves and accruals	2,738	5,204	6,020

Total deferred tax assets	55,490	48,327	60,005
Deferred tax liability	—	—	—

Net deferred tax asset	55,490	48,327	60,005
Less: valuation allowance	(55,490)	(48,327)	(60,005)

Net deferred tax assets	$—	$—	$—

Schedule of Reconciliation of Unrecognized Tax Benefit

A reconciliation of our unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012, is as follows:

(in thousands)	UNRECOGNIZED INCOME TAX BENEFITS

Balance as of January 1, 2010	$1,233
Deductions for prior year tax positions	(40)
Additions for current year tax positions	120

Balance as of December 31, 2010	1,313
Additions for current year tax positions	144

Balance as of December 31, 2011	1,457
Additions for current year tax positions	78

Balance as of December 31, 2012	$1,535